Intangible assets - Sensitivity to change in key assumptions (Details) $ in Millions	12 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Forecast period for impairment sensitivity	5 years
Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	$ 51
Headroom | Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	$ 0
Increase in discount rate | Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment charge	$ 37
Decrease in terminal growth rate | Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment charge	$ 36
Decrease in cash flows | Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	10.00%
Potential impairment charge	$ 41
Decrease in annual growth rate in forecast period 2025-2030 | Aviation American gin
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	800.00%